TDRs that had Payment Defaults (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Count	5	4
Default Balance	$ 5,022	$ 6,579
Commercial real estate
Financing Receivable, Modifications [Line Items]
Count	3	2
Default Balance	4,448	3,860
Residential
Financing Receivable, Modifications [Line Items]
Count	2	2
Default Balance	$ 574	$ 2,719